Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

	Gross Carrying	Accumulated	Intangible
December 31, 2022	Amount	Amortization	Assets, net
Patents and trademarks	$19,799	$12,189	$7,610
Technology	3,952	3,745	207
Customer contracts	11,242	11,242	—
Total	$34,993	$27,176	$7,817

	Gross Carrying	Accumulated	Intangible
December 31, 2021	Amount	Amortization	Assets, net
Patents and trademarks	$20,748	$11,823	$8,925
Technology	4,202	3,894	308
Customer contracts	11,954	11,901	53
Total	$36,904	$27,618	$9,286